SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 31 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events until February 19, 2020, date of approval of these consolidated financial statements, to assess the need for potential adjustments or disclosures in these consolidated financial statements in accordance with IAS 10 "Events after the reporting period".

31.1 Second Amended and Restated Credit Agreement

On February 6, 2020, Globant, LLC, our US subsidiary (the "Borrower"), entered into a Second Amended and Restated Credit Agreement (the “Second A&R Credit Agreement”), by and among certain financial institutions listed therein, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. Under the Second A&R Credit Agreement, which amends and restates the existing A&R Credit Agreement dated as of November 1, 2018, the Borrower may borrow (i) up to $100 million in up to four borrowings on or prior to August 6, 2021 under a delayed-draw term loan facility and (ii) up to $250 million under a revolving credit facility. In addition, the Borrower may request increases of the maximum amount available under the revolving facility in an aggregate amount not to exceed $100 million. The maturity date of each of the facilities is February 5, 2025. Pursuant to the terms of the Second A&R Credit Agreement, interest on the loans extended thereunder shall accrue at a rate per annum equal to either (i) LIBOR plus 1.50%, or (ii) LIBOR plus 1.75%, determined based on the Borrower’s Maximum Total Leverage Ratio (as defined in the Second A&R Credit Agreement). The Borrower’s obligations under the Second A&R Credit Agreement are guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of the Borrower’s now owned and after-acquired assets. The Second A&R Credit Agreement also contains certain customary negative and affirmative covenants, which compliance may limit our flexibility in operating our business and our ability to take actions that might be advantageous to us and our shareholders.

Based on this evaluation, it was determined that there were no subsequent events requiring recognition or disclosure in the financial statements, except for the ones included above.